Goodwill and Intangible Assets - Estimated Future Amortization of Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
2019	$ 15.2
2020	0.2
2021	0.2
2022	0.2
2023	$ 0.1